Related Party Transactions (Narrative) (FY) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) PurchaseUnits	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)
Related Party Transaction [Abstract]
Minimum number of units purchased by related party | PurchaseUnits	100
Purchase of units over period by related party	3 years
Royalties earned		$ 0
Contract liabilities with related party	$ 639,801		$ 605,537
A. Michael Stolarski
Related Party Transaction [Abstract]
Revenue from this related party	253,013	207,457
Contract liabilities with related party	$ 117,152	$ 156,565